GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets (Tables) [Abstract]
Schedule of Goodwill [Table Text Block]
 Movement of aggregate goodwill

	12/31/2010	12/31/2009

Commercial bank segment
Opening balance – gross amount	177	224
Accumulated impairment losses	-	-
Opening balance – net amount	177	224
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Closing balance - gross amount	170	177
Accumulated impairment losses	-	-
Closing balance net amount	170	177

Itaú BBA segment
Opening balance – gross amount	36	36
Accumulated impairment losses	-	-
Opening balance – net amount	36	36
Closing balance - gross amount	36	36
Accumulated impairment losses	-	-
Closing balance net amount	36	36

Consumer credit segment
Opening balance – gross amount	14,498	163
Accumulated impairment losses	-	-
Opening balance – net amount	14,498	163
Addition as a result of acquisition	-	14,376
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,458	14,498
Accumulated impairment losses	-	-
Closing balance net amount	14,458	14,498

Total goodwill
Opening balance – gross amount	14,711	423
Accumulated impairment losses	-	-
Opening balance – net amount	14,711	423
Addition as a result of acquisition	-	14,376
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,664	14,711
Accumulated impairment losses	-	-
Closing balance net amount	14,664	14,711

Intangible Assets Disclosures [Table Text Block]
Changes in intangible assets

	2010					2009
	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL
Opening balance	5,174	15,807	1,394	194	22,569	1,433	5,101	-	142	6,676
Additions as a result of transactions for the year:	367	178	-	-	545	4,270	14,144	1,394	114	19,922
Unibanco (Note 3a)	-	-	-	-	-	3,600	8,765	1,039	113	13,517
Redecard (Note 3b)	-	-	-	-	-	-	5,216	355	1	5,572
Other	367	178	-	-	545	670	163	-	-	833
Amortization for the year	(536)	(3,552)	(454)		(4,592)	(520)	(3,096)	-	(47)	(3,663)
Effect of exchange rate on intangible assets of entities outside Brazil	-	(4)	-	-	(4)	-	(58)	-	-	(58)
Termination of contracts	(20)	(76)			(96)	-	(38)	-		(38)
Impairment losses	(4)	(7)	-	-	(11)	-	(10)	-	-	(10)
Tax benefit in the realization of deductible goodwill arising from acquisitions	(9)	(238)		(16)	(263)	(9)	(236)	-	(15)	(260)
Closing balance	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Gross balance	6,415	23,813	1,394	369	31,991	6,048	23,635	1,394	369	31,446
Accumulated amortization	(1,443)	(11,705)	(454)	(241)	(13,843)	(874)	(7,828)	-	(175)	(8,877)
Closing balances net	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Weighted average useful life (in years)	11.3	3.1	0.0	4.3	4.7	12.3	4.1	0.0	5.4	5.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense
Estimated amortization expense
2011	4,140
2012	2,967
2013	2,659
2014	1,709
2015	1,430

Schedule Of Definite and Indefinite Life [Table Text Block]	Schedule of Intangible Assets
	Indefinite life	Definite life
Gross amount	485	909
Accumulated amortization	-	(454)
Net amount	485	455